Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Assets
Other non-current asset	$ 3,000	$ 3,000
Total non-current assets	3,000	3,000
Prepayments	492,000	337,000
Other receivables	140,000	91,000
Income tax receivable		196,000
Cash and cash equivalents	70,770,000	79,087,000
Total current assets	71,402,000	79,711,000
Total assets	71,405,000	79,714,000
Equity and Liabilities
Share capital	157,000	154,000
Other components of equity:
Foreign currency translation reserve	87,356,000	93,315,000
Accumulated deficit	(16,716,000)	(14,825,000)
Equity attributable to shareholders of the Company	70,797,000	78,644,000
Total equity	70,797,000	78,644,000
Trade payables	70,000	476,000
Accrued liabilities	538,000	594,000
Total current liabilities	608,000	1,070,000
Total equity and liabilities	$ 71,405,000	$ 79,714,000